Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions
Acquisitions

On September 3, 2015, we acquired 7S Group GmbH (“7S”), for total consideration, net of cash acquired, of $140.4 (€125.3). In addition, we incurred approximately $3.4 of transaction costs associated with the acquisition during the year ended December 31, 2015, which have been recorded in selling and administrative expenses. Based primarily in Germany, 7S is a highly specialized provider of human resource services focusing on a number of core sectors including skilled trades, engineering and IT.

Of the $153.0 (€136.5) of net acquired assets, $48.8 (€43.5) was recorded as finite-lived intangible assets, of which $44.2 (€39.4) was assigned to customer relationships and will be amortized over 10 years using the straight line method. As of December 31, 2015, the customer relationships were $41.4 (€38.1). Total amortization expense related to this intangible asset in each of the next five years is $4.3.
The fair value of $119.3 (€106.4), which was not directly attributable to any specific assets or liabilities, was assigned to goodwill as part of the Germany reporting unit.
As of December 31, 2015, the purchase accounting and figures associated with the above acquisition were preliminary and will be finalized in early 2016.
From time to time, we acquire and invest in companies throughout the world, including franchises. The total cash consideration for acquisitions excluding 7S, net of cash acquired, was $120.1 for the year ended December 31, 2015, the majority of which took place in Australia, Canada and the Netherlands. The total cash consideration for acquisitions, net of cash acquired, for the years ended 2014 and 2013 was $32.0 and $46.3, respectively. Goodwill and intangible assets resulting from the remaining 2015 acquisitions were $108.7 and $28.5, respectively, as of December 31, 2015. Goodwill and intangible assets resulting from the 2014 acquisitions, the majority of which took place in the Netherlands and the United Kingdom, were $39.4 and $10.1, respectively, as of December 31, 2014.